PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 6 – PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	As of December 31,
At cost:	2024	2023
Leasehold improvements	$34,615	$37,159
Furniture and fixtures	7,742	8,310
Equipment	44,385	40,135
	86,742	85,604
Less: accumulated depreciation	(72,928)	(65,995)
Total	$13,814	$19,609

Depreciation expense for the years ended December 31, 2024 and 2023 was $9,549 and $11,032, respectively.

For the years ended December 31, 2024 and 2023, the Company evaluated and determined there was no impairment loss on the plant and equipment.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)